Loss Per Share (Detail) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩) ₩ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 KRW (₩) ₩ / shares shares	Dec. 31, 2013 KRW (₩) ₩ / shares shares
Earnings (losses) Per Share
Net loss available for common shareholders (A)	₩ (16,965)	$ (14,508)	₩ (20,907)	₩ (18,588)
Weighted average outstanding shares of common shares (B)	6,948,900	6,948,900	6,948,900	6,948,900
Losses per share-basic and diluted | (per share)	₩ (2,441.00)	$ (2.09)	₩ (3,009.00)	₩ (2,675.00)